Covered Real Estate Owned (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Real Estate Properties [Line Items]
Balance, end of year	$ 21,903,204	$ 24,671,626
Covered Real Estate
Real Estate Properties [Line Items]
Balance, beginning of year	24,671,626	29,626,581	10,681,499
Real estate sold	(16,911,373)	(23,581,114)	(12,667,118)
Provision for losses on other real estate owned recognized in noninterest expense	(685,500)		(691,592)
Increase of FDIC receivable for loss sharing agreements	(7,774,500)		(2,766,366)
Balance, end of year	21,903,204	24,671,626	29,626,581
Covered Real Estate | FDIC Loss Sharing Agreement
Real Estate Properties [Line Items]
Real estate acquired		7,556,102	15,131,544
Covered Real Estate | Foreclosure Of Loans Receivable
Real Estate Properties [Line Items]
Real estate acquired	$ 22,602,951	$ 11,070,057	$ 19,938,614